Liabilities Related to Sale of Future Royalties - Additional Information (Detail) - Infinity Pharmaceuticals [Member] - USD ($) $ in Millions		1 Months Ended
	Jan. 08, 2020	Mar. 31, 2019	Dec. 31, 2022
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Number of warrants issued			0
HealthCare Royalty Partners III, L.P [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Closing day payment		$ 30.0
Gross proceeds		22.5
Net proceeds		20.9
Deferred transaction costs amortized		$ 2.4
BVF Funding Agreement [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Warrant threshold, price per share	3.75
BVF Funding Agreement [Member] | Holdco [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Option to purchase, percentage of outstanding equity interests	100.00%
BVF Funding Agreement [Member] | BVF And Royalty Security, LLC [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Deferred transaction costs amortized	$ 0.4
Upfront purchase price	20.0
Warrant liability	$ 0.3
Period after closing date	36 months
Percentage of common stock called by warrant	50.00%
Exercise price of warrant, percentage of price per share	1.50%